Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Unaudited condensed financial data by quarter
Unaudited condensed financial data by quarter for the years ended December 31, 2020 and 2019 is as follows (dollars, except per share data, in thousands):

	Quarter ended
	3/31/2020	6/30/2020	9/30/2020	12/31/2020
Interest Income	$9,095	$9,098	$9,339	$9,564
Interest Expense	2,219	1,756	1,431	1,175
Net Interest Income	6,876	7,342	7,908	8,389
Provision for Loan Losses	700	700	2,200	—
Net Interest Income After Provision for Loan Losses	6,176	6,642	5,708	8,389
Non-interest Income	2,796	2,806	2,988	2,831
Non-interest Expense	7,644	6,991	7,686	7,388
Income Before Income Tax	1,328	2,457	1,010	3,832
Provision for Income Taxes	264	441	105	767
Net Income	$1,064	$2,016	$905	$3,065
Basic Net Income Per Common Share	$0.34	$0.62	$0.28	$0.94
Diluted Net Income Per Common Share	$0.34	$0.62	$0.28	$0.94
Basic Weighted Average Shares Outstanding	3,092,455	3,252,884	3,252,884	3,252,884
Diluted Weighted Average Shares Outstanding	3,092,455	3,252,884	3,252,884	3,252,884

	Quarter ended
	3/31/2019	6/30/2019	9/30/2019	12/31/2019
Interest Income	$9,031	$9,128	$9,641	$9,134
Interest Expense	1,774	2,009	2,291	2,237
Net Interest Income	7,257	7,119	7,350	6,897
Provision For Loan Losses	100	—	75	200
Net Interest Income After Provision for Loan Losses	7,157	7,119	7,275	6,697
Non-interest Income	2,196	2,492	2,408	2,000
Non-interest Expense	6,744	7,241	6,989	6,896
Income Before Income Tax	2,609	2,370	2,694	1,801
Provision for Income Taxes	520	486	475	199
Net Income	$2,089	$1,884	$2,219	$1,602
Basic Net Income Per Common Share	$0.71	$0.64	$0.75	$0.54
Diluted Net Income Per Common Share	$0.67	$0.61	$0.71	$0.51
Basic Weighted Average Shares Outstanding	2,954,515	2,955,650	2,956,156	2,956,600
Diluted Weighted Average Shares Outstanding	3,256,715	3,257,850	3,258,356	3,258,800